Vessels, Drilling Units, Machinery and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Drilling Units, Machinery and Equipment, net [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	-	(123,982)	(123,982)
Vessel impairment charge	(53,167)	15,019	(38,148)

Balance, December 31, 2014	2,873,951	(732,334)	2,141,617
Acquisition of subsidiary	97,100	-	97,100
Vessels transfer to held for sale	(208,099)	-	(208,099)
Vessels disposals	(810,810)	-	(810,810)
Impairment loss	(1,855,042)	803,962	(1,051,080)
Depreciation	-	(72,300)	(72,300)
Balance, December 31, 2015	$97,100	$(672)	$96,428

Assets and Liabilities Held for Sale
Total assets

Cash and cash equivalents	$12
Restricted cash	4,920
Accounts receivable trade, net	7
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492
Inventories	384
Prepayments and advances	15
Insurance claims	97
Vessels held for sale	208,099
Total assets held for sale	$216,026

Total liabilities

Bank debt	$103,680
Accounts payable	1
Accrued liabilities	271
Deferred revenues	414
Total liabilities held for sale	$104,366

Drilling Units, Machinery and Equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	755,330	-	755,330
Depreciation	-	(323,814)	(323,814)

Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)
Balance December 31, 2015	$-	$-	$-